- Schedule of Provision for Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Current expense	$ 103,335	$ 67,025	$ 69,612
Deferred expense (benefit)	(16,654)	4,551	(25,027)
Tax credits	(7,112)	(11,268)	(12,012)
Amortization on qualified affordable housing tax credits	4,185	2,023	1,005
Tax benefits attributable to items charged to equity and goodwill	1,439	1,763	2,105
Total income tax expense	$ 85,193	$ 64,094	$ 35,683